SHARE-BASED COMPENSATION (Tables)	12 Months Ended
Dec. 31, 2013
Summary of Share Options Granted

The following table summarizes information regarding the share options granted:

Grant date	Options granted	Exercise price per option		Intrinsic value per option at the grant dates

December 15, 2006	11,116,500	$0.3		$—
April 1, 2007	8,445,500	0.3		—
April 1, 2008	11,382,303	0.3		—
December 20, 2008	9,131,962	0.3		—
September 1, 2009	10,000	0.5		—
September 1, 2009	500,000	0.46	(ii)	—
September 1, 2009	80,000	0.52	(iii)	—
December 23, 2009	6,206,099	0.5		—
December 23, 2009	17,458,991	0.46	(ii)	—
December 23, 2009	2,495,612	0.52	(iii)	—
August 1, 2010	3,538,412	0.65		—
August 1, 2010	11,818,968	0.46	(ii)	—
August 1, 2010	990,000	0.52	(iii)	—
September 15, 2010	4,932,835	0.52	(iii)	0.48
November 19, 2010	400,000	1.24		—
April 29, 2011	492,500	0.43	(i)	—
June 27, 2011	9,218,172	0.43	(i)	—
June 27, 2011	1,125	0.3		1.06
October 7, 2011	500,000	0.65		—
November 11, 2011	400,000	0.43	(i)	—
November 22, 2011	90,000	0.43	(i)	—
December 31, 2011	50,000	0.5		0.38
December 13, 2012	7,642,000	0.41		—
January 1, 2013	40,000	0.43		—
May 10, 2013	5,024,350	0.42		—
July 1, 2013	100,000	0.46	(ii)	—
October 11, 2013	3,130,000	0.5		—

Total	115,195,329

(i)	On December 13, 2012, the Group’s Compensation Committee approved to amend the terms of the exercise price for options previously granted. The exercise price was set at $0.43 which was the greater of (i) the per-share closing price of the Company’s ordinary shares on December 13, 2012 or (ii) the average of the per-share closing prices over the period of 30 trading days ended on December 13, 2012.
(ii)	On October 24, 2013, the Group Compensation Committee approved to amend the exercise price for these outstanding options held by non-U.S. holders to the average of the per share equivalent closing price (in regular trading) for our ADSs for the period of sixty days immediately prior to June 6, 2013.
(iii)	On October 24, 2013, the Group Compensation Committee approved to amend the exercise price for these outstanding options held by a limited number of U.S. holders to the average of the per share equivalent closing price (in regular trading) for our ADSs on October 24, 2013.

Share Options Activity

	2011			2012			2013
	Number of options	Weighted average exercise price per option		Number of options	Weighted average exercise price per option		Number of options	Weighted average exercise price per option

Outstanding at beginning of year	84,974,660	$0.5		80,477,703	$0.5	(ii)	81,384,833	$0.5
Granted	10,751,797	1.3		7,642,000	0.4		8,294,350	0.5
Exercised	(12,078,146)	0.3		(4,882,420)	0.3		(1,739,100)	0.3
Forfeited	(2,948,108)	0.5		(1,852,450)	0.7		(2,124,997)	0.6
Modified(i)	(222,500)	2.0		—	—

Outstanding at end of year	80,477,703	$0.6	(ii)	81,384,833	$0.5		85,815,086	0.4

Vested and expect to vest	76,624,160			78,510,449			49,028,607

The weighted average remaining contractual terms and aggregate instinct value of share options, which were expected to vest, as of the year ended December 31, 2013 were 7.14 years and $2,659, respectively.

(i)	On November 15, 2011, 222,500 share options granted to certain employees on April 29, 2011 were modified to restricted share units. The incremental cost is $0.67 per share.
(ii)	On December 13, 2012, the Group’s Compensation Committee approved to amend the terms of the exercise price for options previously granted in 2011, and as a result, the weighted average exercise price per option was recalculated as $0.5 as of December 31, 2011, compared to $0.6 before the remeasurement.

Summary of Share Options Outstanding

The following table summarizes information with respect to share options outstanding as of December 31, 2013:

	Options outstanding				Options exercisable
	Number outstanding	Weighted average remaining contractual term	Exercise price per option	Aggregate intrinsic value as of December 31, 2013	Number exercisable	Weighted average remaining contractual term	Exercise price per option	Aggregate intrinsic value as of December 31, 2013

December 15, 2006	5,606,670	3.00	$0.30	$1,189	5,606,670	3.00	$0.30	$1,189
April 1, 2007	6,081,270	3.33	0.30	1,289	6,081,270	3.33	0.30	1,289
April 1, 2008	7,194,000	4.33	0.30	1,525	7,194,000	4.33	0.30	1,525
December 20, 2008	3,171,250	5.00	0.30	672	3,171,250	5.00	0.30	672
September 1, 2009	457,500	5.75	0.46	26	—	5.75	0.46	—
September 1, 2009	80,000	5.75	0.52	—	—	5.75	0.52	—
December 23, 2009	1,005,338	6.00	0.50	12	1,005,338	6.00	0.50	12
December 23, 2009	17,052,281	6.00	0.46	955	—	6.00	0.46	—
December 23, 2009	2,465,612	6.00	0.52	—	—	6.00	0.52	—
August 1, 2010	370,000	6.75	0.65	—	201,750	6.75	0.65	—
August 1, 2010	11,618,718	6.75	0.46	654	—	6.75	0.46	—
August 1, 2010	975,000	6.75	0.52	—	—	6.75	0.52	—
September 15, 2010	4,932,835	6.75	0.52	—	—	6.75	0.52	—
November 19, 2010	400,000	6.88	1.24	—	300,000	6.88	1.24	—
April 29, 2011	50,000	7.33	0.43	4	33,333	7.33	0.43	3
June 27, 2011	7,997,262	7.49	0.43	685	4,967,880	7.49	0.43	425
November 11, 2011	400,000	7.84	0.43	34	208,333	7.84	0.43	18
November 22, 2011	70,000	7.89	0.43	6	36,458	7.89	0.43	3
December 13, 2012	7,530,000	8.95	0.41	791	2,182,500	8.95	0.41	229
January 1, 2013	40,000	9.00	0.43	3	17,500	9.00	0.43	1
May 10, 2013	5,024,350	9.36	0.42	447	—	9.36	0.42	—
July 1, 2013	100,000	9.50	0.46	6	—	9.50	0.46	—
October 11, 2013	3,130,000	9.78	0.50	38	—	9.78	0.50	—

	85,815,086			$8,336	31,006,282			$5,367

Range of Fair Value of Options as of Their Respective Grant Dates	The range of fair value of the options as of their respective grant dates is as follows:

	For the year ended December 31,
	2011	2012	2013

Options	$0.43 - 1.18	$0.19	$0.22 - 0.27

Black-Scholes Option Pricing Model Used in Estimation of Fair Value of Option

The fair value of each option granted was estimated on the date of grant using the Black-Scholes option pricing model with the following assumptions used for grants during the applicable periods:

	For the year ended December 31,
	2012	2013

Risk-free interest rate of return	0.89%	0.68%-0.92%
Expected term	6.1 years	6.1 years
Volatility	57.4%	55%-57.1%
Dividend yield	—	—

Summary of Share Units Granted

The following table summarizes information regarding the share units granted:

	2012		2013
	Number of share units	Weighted average grant date fair value	Number of share units		Weighted average grant date fair value

Outstanding at beginning of year	8,149,498	$1.01	11,095,056		$0.61
Granted	10,280,840	0.55	11,761,592		0.49
Vested	(6,803,641)	0.98	(14,648,952	)(i)	0.53
Forfeited	(531,641)	0.95	(543,251)		0.80

Outstanding at end of year	11,095,056	$0.61	7,664,445		$0.58

Expect to vest at end of year	10,635,646		7,065,695

(i)	On July 1, 2013, 873,194 share units was issued and vested immediately to settle the share to be issued with the acquisition of Kangshi.

Summary of Restricted Share Granted

The following table summarizes information regarding the restricted share granted:

	2012		2013
	Number of share	Weighted average grant date fair value	Number of share	Weighted average grant date fair value

Outstanding at beginning of year	665,999	$1.98	295,236	$1.98
Granted	—	—	—	—
Forfeited	(206,893)	1.98	(37,867)	1.98
Vested	(163,870)	1.98	(95,840)	1.98

Outstanding at end of year	295,236	$1.98	161,529	$1.98

Expect to vest at end of year	259,808		142,146

Share-Based Compensation Expense Related to Stock Options and Stock Units

Share-based compensation expense related to the stock options and stock units are as follows:

	For the year ended December 31,
	2011	2012	2013

Cost of revenues	$307	$509	$493
Operating expenses:
General and administrative expenses	7,611	8,972	10,866
Selling and marketing expenses	1,225	1,441	1,351
Research and development expenses	188	198	122

Total stock-based compensation expenses	$9,331	$11,120	$12,832